CALVERT FLOATING-RATE ADVANTAGE FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2019 (Unaudited)

	PRINCIPAL AMOUNT ($)	VALUE ($)
SENIOR FLOATING RATE LOANS (1) - 114.9%
Aerospace and Defense - 0.4%
WP CPP Holdings, LLC, Term Loan, 6.34%, (3 mo. USD LIBOR + 3.75%), 4/30/25	248,125	248,228

Automotive - 3.0%
Adient US, LLC, Term Loan, 6.87%, (USD LIBOR + 4.25%), 5/6/24 (2)	250,000	244,323
Garrett LX III S.a.r.l., Term Loan, 4.82%, (3 mo. USD LIBOR + 2.50%), 9/27/25	397,000	391,288
Panther BF Aggregator 2 LP, Term Loan, 5.902%, (1 mo. USD LIBOR + 3.50%), 4/30/26	275,000	273,075
Thor Industries, Inc., Term Loan, 6.25%, (1 mo. USD LIBOR + 3.75%), 2/1/26	139,419	137,675
TI Group Automotive Systems, LLC, Term Loan, 4.902%, (1 mo. USD LIBOR + 2.50%), 6/30/22	381,229	378,486
Tower Automotive Holdings USA, LLC, Term Loan, 5.188%, (1 mo. USD LIBOR + 2.75%), 3/7/24	432,475	423,555
		1,848,402

Brokerage/Securities Dealers/Investment Houses - 0.6%
Advisor Group, Inc., Term Loan, 6.152%, (1 mo. USD LIBOR + 3.75%), 8/15/25	347,375	347,701

Building and Development - 5.0%
American Builders & Contractors Supply Co., Inc., Term Loan, 4.402%, (1 mo. USD LIBOR + 2.00%), 10/31/23	886,398	874,833
Brookfield Property REIT, Inc., Term Loan, 4.902%, (1 mo. USD LIBOR + 2.50%), 8/27/25	248,125	242,783
Core & Main L.P., Term Loan, 5.27%, (3 mo. USD LIBOR + 3.00%), 8/1/24	543,611	543,044
DTZ U.S. Borrower, LLC, Term Loan, 5.652%, (1 mo. USD LIBOR + 3.25%), 8/21/25	321,941	321,416
Henry Company, LLC, Term Loan, 6.402%, (1 mo. USD LIBOR + 4.00%), 10/5/23	270,833	270,766
Realogy Group, LLC, Term Loan, 4.633%, (1 mo. USD LIBOR + 2.25%), 2/8/25	638,637	607,504
Werner FinCo L.P., Term Loan, 6.33%, (3 mo. USD LIBOR + 4.00%), 7/24/24	196,993	189,359
		3,049,705

Business Equipment and Services - 12.2%
Allied Universal Holdco, LLC:
Term Loan, 6/26/26 (3)	11,261	11,249
Term Loan, 6/26/26 (3)	113,739	113,620
AppLovin Corporation, Term Loan, 5.902%, (1 mo. USD LIBOR + 3.50%), 8/15/25	398,125	397,627
Brand Energy & Infrastructure Services, Inc., Term Loan, 6.788%, (USD LIBOR + 4.25%), 6/21/24 (2)	196,491	190,989
Camelot UK Holdco Limited, Term Loan, 5.652%, (1 mo. USD LIBOR + 3.25%), 10/3/23	410,303	411,688
Ceridian HCM Holding, Inc., Term Loan, 5.402%, (1 mo. USD LIBOR + 3.00%), 4/30/25	496,250	497,798
Change Healthcare Holdings, LLC, Term Loan, 5.152%, (1 mo. USD LIBOR + 2.75%), 3/1/24	819,427	814,135
Cypress Intermediate Holdings III, Inc., Term Loan, 5.16%, (1 mo. USD LIBOR + 2.75%), 4/26/24	369,724	365,749
EIG Investors Corp., Term Loan, 6.271%, (3 mo. USD LIBOR + 3.75%), 2/9/23	435,557	433,197
IRI Holdings, Inc., Term Loan, 7.022%, (3 mo. USD LIBOR + 4.50%), 12/1/25	323,749	323,547
J.D. Power and Associates, Term Loan, 6.152%, (1 mo. USD LIBOR + 3.75%), 9/7/23	294,699	293,963
KAR Auction Services, Inc., Term Loan, 4.875%, (3 mo. USD LIBOR + 2.50%), 3/9/23	168,394	168,472
Kronos Incorporated, Term Loan, 5.579%, (3 mo. USD LIBOR + 3.00%), 11/1/23	981,207	980,048
KUEHG Corp., Term Loan, 6.08%, (3 mo. USD LIBOR + 3.75%), 2/21/25	418,249	417,517
Pre-Paid Legal Services, Inc., Term Loan, 5.652%, (1 mo. USD LIBOR + 3.25%), 5/1/25	328,740	328,740
Prime Security Services Borrower, LLC, Term Loan, 5.152%, (1 mo. USD LIBOR + 2.75%), 5/2/22	397,314	395,147

ServiceMaster Company, Term Loan, 4.902%, (1 mo. USD LIBOR + 2.50%), 11/8/23	67,972	68,142
SMG US Midco 2, Inc., Term Loan, 5.402%, (1 mo. USD LIBOR + 3.00%), 1/23/25	246,875	245,718
Spin Holdco, Inc., Term Loan, 5.851%, (3 mo. USD LIBOR + 3.25%), 11/14/22	498,728	489,956
Vestcom Parent Holdings, Inc., Term Loan, 6.403%, (1 mo. USD LIBOR + 4.00%), 12/19/23	95,906	91,590
WASH Multifamily Laundry Systems, LLC, Term Loan, 5/14/22 (3)	216,460	215,784
West Corporation, Term Loan, 6.522%, (3 mo. USD LIBOR + 4.00%), 10/10/24	246,867	230,769
		7,485,445

Cable and Satellite Television - 1.9%
Telenet Financing USD, LLC, Term Loan, 4.644%, (1 mo. USD LIBOR + 2.25%), 8/15/26	275,000	272,450
Ziggo Secured Finance Partnership, Term Loan, 4.894%, (1 mo. USD LIBOR + 2.50%), 4/15/25	905,000	888,094
		1,160,544

Chemicals and Plastics - 4.1%
Alpha 3 B.V., Term Loan, 5.33%, (3 mo. USD LIBOR + 3.00%), 1/31/24	308,638	302,658
Messer Industries GmbH, Term Loan, 4.83%, (3 mo. USD LIBOR + 2.50%), 3/1/26	448,875	442,984
Minerals Technologies, Inc., Term Loan, 4.65%, (USD LIBOR + 2.25%), 2/14/24 (2)	604,096	604,096
Momentive Performance Materials, Inc., Term Loan, 4/16/24 (3)	350,000	348,031
PMHC II, Inc., Term Loan, 6.104%, (USD LIBOR + 3.50%), 3/31/25 (2)	247,494	226,457
Polar US Borrower, LLC, Term Loan, 7.341%, (3 mo. USD LIBOR + 4.75%), 10/15/25	298,500	295,134
Starfruit Finco B.V., Term Loan, 5.669%, (1 mo. USD LIBOR + 3.25%), 10/1/25	324,188	319,864
		2,539,224

Containers and Glass Products - 3.5%
Berlin Packaging, LLC, Term Loan, 5.433%, (USD LIBOR + 3.00%), 11/7/25 (2)	247,500	240,926
Berry Global, Inc.:
Term Loan, 4.412%, (1 mo. USD LIBOR + 2.00%), 10/1/22	610,480	607,105
Term Loan, 5/15/26 (3)	75,000	74,608
BWAY Holding Company, Term Loan, 5.854%, (3 mo. USD LIBOR + 3.25%), 4/3/24	344,976	333,872
Flex Acquisition Company, Inc.:
Term Loan, 5.44%, (1 mo. USD LIBOR + 3.00%), 12/29/23	488,183	465,082
Term Loan, 5.69%, (1 mo. USD LIBOR + 3.25%), 6/29/25	147,581	140,545
Libbey Glass, Inc., Term Loan, 5.412%, (1 mo. USD LIBOR + 3.00%), 4/9/21	245,710	195,544
Pelican Products, Inc., Term Loan, 5.912%, (1 mo. USD LIBOR + 3.50%), 5/1/25	74,250	73,136
		2,130,818

Cosmetics/Toiletries - 0.9%
KIK Custom Products, Inc., Term Loan, 6.402%, (1 mo. USD LIBOR + 4.00%), 5/15/23	550,000	520,988

Drugs - 1.4%
Albany Molecular Research, Inc., Term Loan, 5.652%, (1 mo. USD LIBOR + 3.25%), 8/30/24	196,500	193,307
Amneal Pharmaceuticals, LLC, Term Loan, 5.938%, (1 mo. USD LIBOR + 3.50%), 5/4/25	520,358	517,968
Arbor Pharmaceuticals, Inc., Term Loan, 7.33%, (3 mo. USD LIBOR + 5.00%), 7/5/23	183,436	171,666
		882,941

Ecological Services and Equipment - 0.8%
GFL Environmental, Inc., Term Loan, 5.402%, (1 mo. USD LIBOR + 3.00%), 5/30/25	521,696	513,740

Electronics/Electrical - 18.3%
Almonde, Inc., Term Loan, 5.902%, (1 mo. USD LIBOR + 3.50%), 6/13/24	473,091	461,982

Applied Systems, Inc., Term Loan, 5.33%, (3 mo. USD LIBOR + 3.00%), 9/19/24	820,823	815,437
Avast Software B.V., Term Loan, 4.58%, (3 mo. USD LIBOR + 2.25%), 9/30/23	193,239	193,167
Banff Merger Sub, Inc., Term Loan, 6.58%, (3 mo. USD LIBOR + 4.25%), 10/2/25	347,876	330,700
Barracuda Networks, Inc., Term Loan, 5.774%, (3 mo. USD LIBOR + 3.25%), 2/12/25	297,374	297,560
Carbonite, Inc., Term Loan, 6.152%, (1 mo. USD LIBOR + 3.75%), 3/26/26	225,000	225,891
Cohu, Inc., Term Loan, 5.20%, (6 mo. USD LIBOR + 3.00%), 9/20/25	496,250	480,122
CommScope, Inc., Term Loan, 5.652%, (1 mo. USD LIBOR + 3.25%), 4/6/26	450,000	450,056
CPI International, Inc., Term Loan, 5.902%, (1 mo. USD LIBOR + 3.50%), 7/26/24	297,727	295,494
Epicor Software Corporation, Term Loan, 5.66%, (1 mo. USD LIBOR + 3.25%), 6/1/22	590,671	587,533
Exact Merger Sub, LLC, Term Loan, 6.58%, (3 mo. USD LIBOR + 4.25%), 9/27/24	198,987	198,987
EXC Holdings III Corp., Term Loan, 5.83%, (3 mo. USD LIBOR + 3.50%), 12/2/24	197,000	196,872
Financial & Risk US Holdings, Inc., Term Loan, 6.152%, (1 mo. USD LIBOR + 3.75%), 10/1/25	124,375	120,821
GlobalLogic Holdings, Inc., Term Loan, 5.652%, (1 mo. USD LIBOR + 3.25%), 8/1/25	347,375	347,158
Hyland Software, Inc., Term Loan, 5.652%, (1 mo. USD LIBOR + 3.25%), 7/1/24	939,135	937,257
Infoblox, Inc., Term Loan, 6.902%, (1 mo. USD LIBOR + 4.50%), 11/7/23	246,250	246,681
Infor (US), Inc., Term Loan, 5.08%, (3 mo. USD LIBOR + 2.75%), 2/1/22	982,103	979,954
Informatica, LLC, Term Loan, 5.652%, (1 mo. USD LIBOR + 3.25%), 8/5/22	744,241	745,636
SGS Cayman L.P., Term Loan, 7.70%, (3 mo. USD LIBOR + 5.38%), 4/23/21	65,232	64,621
SkillSoft Corporation, Term Loan, 7.152%, (1 mo. USD LIBOR + 4.75%), 4/28/21	343,778	298,228
SolarWinds Holdings, Inc., Term Loan, 5.152%, (1 mo. USD LIBOR + 2.75%), 2/5/24	964,463	960,444
Sutherland Global Services, Inc., Term Loan, 7.70%, (3 mo. USD LIBOR + 5.38%), 4/23/21	280,234	277,607
Tibco Software, Inc., Term Loan, 5.91%, (1 mo. USD LIBOR + 3.50%), 12/4/20	294,710	295,137
Uber Technologies, Term Loan, 6.411%, (1 mo. USD LIBOR + 4.00%), 4/4/25	498,741	499,676
Ultimate Software Group, Inc. (The), Term Loan, 6.08%, (3 mo. USD LIBOR + 3.75%), 5/4/26	125,000	125,359
Ultra Clean Holdings, Inc., Term Loan, 6.902%, (1 mo. USD LIBOR + 4.50%), 8/27/25	95,268	90,504
Veritas Bermuda, Ltd., Term Loan, 6.89%, (USD LIBOR + 4.50%), 1/27/23 (2)	146,741	133,534
Vero Parent, Inc., Term Loan, 6.902%, (1 mo. USD LIBOR + 4.50%), 8/16/24	248,125	247,608
Wall Street Systems Delaware, Inc., Term Loan, 5.651%, (6 mo. USD LIBOR + 3.00%), 11/21/24	317,593	308,991
		11,213,017

Equipment Leasing - 0.5%
IBC Capital Limited, Term Loan, 6.152%, (3 mo. USD LIBOR + 3.75%), 9/11/23	297,739	297,491

Financial Intermediaries - 4.6%
Apollo Commercial Real Estate Finance, Inc, Term Loan, 5.144%, (1 mo. USD LIBOR + 2.75%), 5/15/26	450,000	447,176
Aretec Group, Inc., Term Loan, 6.652%, (1 mo. USD LIBOR + 4.25%), 10/1/25	298,999	293,393
Citco Funding, LLC, Term Loan, 4.902%, (1 mo. USD LIBOR + 2.50%), 9/28/23	638,568	638,169
Harbourvest Partners, LLC, Term Loan, 4.745%, (1 mo. USD LIBOR + 2.25%), 3/1/25	45,500	45,329
Sesac Holdco II, LLC, Term Loan, 5.402%, (1 mo. USD LIBOR + 3.00%), 2/23/24	344,710	338,391
Victory Capital Holdings, Inc.:
Term Loan, 7.25%, (USD Prime + 1.75%), 2/12/25	272,222	272,392
Term Loan, 7/1/26 (3)	125,000	125,312
Virtus Investment Partners, Inc., Term Loan, 4.753%, (3 mo. USD LIBOR + 2.25%), 6/1/24	653,453	652,433
		2,812,595

Food Products - 1.8%
Del Monte Foods, Inc., Term Loan, 5.776%, (3 mo. USD LIBOR + 3.25%), 2/18/21	347,251	247,200
Post Holdings, Inc., Term Loan, 4.404%, (1 mo. USD LIBOR + 2.00%), 5/24/24	597,244	595,271
Restaurant Technologies, Inc., Term Loan, 5.652%, (1 mo. USD LIBOR + 3.25%), 10/1/25	248,750	248,594
		1,091,065

Food Service - 1.2%
1011778 B.C. Unlimited Liability Company, Term Loan, 4.652%, (1 mo. USD LIBOR + 2.25%), 2/16/24	448,852	446,397
IRB Holding Corp., Term Loan, 5.644%, (1 mo. USD LIBOR + 3.25%), 2/5/25	319,690	316,527
		762,924

Food/Drug Retailers - 0.5%
Albertsons, LLC, Term Loan, 5.311%, (3 mo. USD LIBOR + 3.00%), 12/21/22	290,373	290,817

Health Care - 11.8%
Accelerated Health Systems, LLC, Term Loan, 5.919%, (1 mo. USD LIBOR + 3.50%), 10/31/25	49,750	50,061
Alliance Healthcare Services, Inc., Term Loan, 6.902%, (1 mo. USD LIBOR + 4.50%), 10/24/23	192,500	185,762
Argon Medical Devices, Inc., Term Loan, 6.152%, (1 mo. USD LIBOR + 3.75%), 1/23/25	197,500	197,562
athenahealth, Inc., Term Loan, 7.045%, (3 mo. USD LIBOR + 4.50%), 2/11/26	149,625	149,578
Avantor, Inc., Term Loan, 11/21/24 (3)	350,000	351,094
BioClinica, Inc., Term Loan, 6.813%, (3 mo. USD LIBOR + 4.25%), 10/20/23	196,474	185,667
CHG Healthcare Services, Inc., Term Loan, 6/7/23 (3)	350,000	348,797
CPI Holdco, LLC, Term Loan, 6.083%, (3 mo. USD LIBOR + 3.50%), 3/21/24	299,235	299,235
DaVita, Inc., Term Loan, 5.135%, (1 week USD LIBOR + 2.75%), 6/24/21	638,243	638,642
Envision Healthcare Corporation, Term Loan, 6.152%, (1 mo. USD LIBOR + 3.75%), 10/10/25	497,500	433,136
Equian, LLC, Term Loan, 5.652%, (1 mo. USD LIBOR + 3.25%), 5/20/24	248,629	248,629
Greatbatch Ltd., Term Loan, 5.42%, (1 mo. USD LIBOR + 3.00%), 10/27/22	332,243	333,229
Hanger, Inc., Term Loan, 5.902%, (1 mo. USD LIBOR + 3.50%), 3/6/25	98,750	98,873
Kinetic Concepts, Inc., Term Loan, 5.58%, (3 mo. USD LIBOR + 3.25%), 2/2/24	497,462	498,705
MPH Acquisition Holdings, LLC, Term Loan, 5.08%, (3 mo. USD LIBOR + 2.75%), 6/7/23	361,745	346,748
National Mentor Holdings, Inc.:
Term Loan, 6.66%, (1 mo. USD LIBOR + 4.25%), 3/9/26	14,620	14,708
Term Loan, 6.66%, (1 mo. USD LIBOR + 4.25%), 3/9/26	234,792	236,210
One Call Corporation, Term Loan, 7.644%, (1 mo. USD LIBOR + 5.25%), 11/25/22	170,171	137,839
Ortho-Clinical Diagnostics S.A., Term Loan, 5.68%, (1 mo. USD LIBOR + 3.25%), 6/30/25	428,042	412,436
RadNet, Inc., Term Loan, 6.11%, (3 mo. USD LIBOR + 3.50%), 6/30/23	456,222	455,224
Select Medical Corporation, Term Loan, 4.85%, (3 mo. USD LIBOR + 2.50%), 3/6/25	272,883	272,535
Sotera Health Holdings, LLC, Term Loan, 5.402%, (1 mo. USD LIBOR + 3.00%), 5/15/22	223,665	221,335
Tecomet, Inc., Term Loan, 5.911%, (1 mo. USD LIBOR + 3.50%), 5/1/24	494,949	494,485
U.S. Anesthesia Partners, Inc., Term Loan, 5.402%, (1 mo. USD LIBOR + 3.00%), 6/23/24	393,603	387,945
Verscend Holding Corp., Term Loan, 6.902%, (1 mo. USD LIBOR + 4.50%), 8/27/25	247,503	248,159
		7,246,594

Home Furnishings - 1.1%
Bright Bidco B.V., Term Loan, 5.854%, (USD LIBOR + 3.50%), 6/30/24 (2)	294,742	209,267
Serta Simmons Bedding, LLC, Term Loan, 5.908%, (1 mo. USD LIBOR + 3.50%), 11/8/23	691,426	446,833
		656,100

Industrial Equipment - 9.3%
Altra Industrial Motion Corp., Term Loan, 4.402%, (1 mo. USD LIBOR + 2.00%), 10/1/25	71,082	69,883
Apex Tool Group, LLC, Term Loan, 6.152%, (1 mo. USD LIBOR + 3.75%), 2/1/22	288,750	278,644
Carlisle Foodservice Products, Inc., Term Loan, 5.402%, (1 mo. USD LIBOR + 3.00%), 3/20/25	296,670	286,286
Clark Equipment Company, Term Loan, 4.33%, (3 mo. USD LIBOR + 2.00%), 5/18/24	750,739	746,047
CPM Holdings, Inc., Term Loan, 6.152%, (1 mo. USD LIBOR + 3.75%), 11/15/25	324,123	320,882
DexKo Global, Inc., Term Loan, 5.902%, (1 mo. USD LIBOR + 3.50%), 7/24/24	246,046	245,277
Engineered Machinery Holdings, Inc., Term Loan, 5.58%, (3 mo. USD LIBOR + 3.25%), 7/19/24	320,125	312,522

EWT Holdings III Corp., Term Loan, 5.402%, (1 mo. USD LIBOR + 3.00%), 12/20/24	589,746	587,903
Filtration Group Corporation, Term Loan, 5.402%, (1 mo. USD LIBOR + 3.00%), 3/29/25	518,438	517,974
Gates Global, LLC, Term Loan, 5.152%, (1 mo. USD LIBOR + 2.75%), 4/1/24	835,618	832,310
Robertshaw US Holding Corp., Term Loan, 5.938%, (1 mo. USD LIBOR + 3.50%), 2/28/25	419,688	388,211
Terex Corporation, Term Loan, 5.095%, (2 mo. USD LIBOR + 2.75%), 1/31/24	822,938	824,172
Titan Acquisition Limited, Term Loan, 5.402%, (1 mo. USD LIBOR + 3.00%), 3/28/25	296,250	283,289
		5,693,400

Insurance - 4.5%
Alliant Holdings Intermediate, LLC, Term Loan, 5.662%, (1 mo. USD LIBOR + 3.25%), 5/9/25	250,000	247,125
AmWINS Group, Inc., Term Loan, 5.157%, (1 mo. USD LIBOR + 2.75%), 1/25/24	491,184	488,421
Asurion, LLC:
Term Loan, 5.402%, (1 mo. USD LIBOR + 3.00%), 8/4/22	837,902	836,959
Term Loan - Second Lien, 8.902%, (1 mo. USD LIBOR + 6.50%), 8/4/25	100,000	101,542
Hub International Limited, Term Loan, 5.586%, (3 mo. USD LIBOR + 3.00%), 4/25/25	519,750	507,650
Sedgwick Claims Management Services, Inc., Term Loan, 5.652%, (1 mo. USD LIBOR + 3.25%), 12/31/25	298,936	295,386
USI, Inc., Term Loan, 5.33%, (3 mo. USD LIBOR + 3.00%), 5/16/24	294,750	287,934
		2,765,017

Leisure Goods/Activities/Movies - 6.2%
AMC Entertainment Holdings, Inc., Term Loan, 5.23%, (6 mo. USD LIBOR + 3.00%), 4/22/26	648,375	648,020
Ancestry.com Operations, Inc., Term Loan, 5.66%, (1 mo. USD LIBOR + 3.25%), 10/19/23	542,172	541,491
Bombardier Recreational Products, Inc., Term Loan, 4.40%, (1 mo. USD LIBOR + 2.00%), 5/23/25	641,871	633,848
Crown Finance US, Inc., Term Loan, 4.652%, (1 mo. USD LIBOR + 2.25%), 2/28/25	391,516	385,571
Delta 2 (LUX) S.a.r.l., Term Loan, 4.902%, (1 mo. USD LIBOR + 2.50%), 2/1/24	550,000	538,542
Emerald Expositions Holding, Inc., Term Loan, 5.152%, (1 mo. USD LIBOR + 2.75%), 5/22/24	284,805	280,888
Match Group, Inc., Term Loan, 4.904%, (1 mo. USD LIBOR + 2.50%), 11/16/22	650,000	651,625
Travel Leaders Group, LLC, Term Loan, 6.383%, (1 mo. USD LIBOR + 4.00%), 1/25/24	99,000	99,247
		3,779,232

Lodging and Casinos - 2.3%
ESH Hospitality, Inc., Term Loan, 4.402%, (1 mo. USD LIBOR + 2.00%), 8/30/23	571,155	570,144
Playa Resorts Holding B.V., Term Loan, 5.15%, (1 mo. USD LIBOR + 2.75%), 4/29/24	221,182	212,426
RHP Hotel Properties L.P., Term Loan, 4.61%, (3 mo. USD LIBOR + 2.00%), 5/11/24	640,201	640,601
		1,423,171

Publishing - 2.9%
Ascend Learning, LLC, Term Loan, 5.402%, (1 mo. USD LIBOR + 3.00%), 7/12/24	593,955	585,416
Getty Images, Inc., Term Loan, 6.938%, (1 mo. USD LIBOR + 4.50%), 2/19/26	273,625	272,941
Harland Clarke Holdings Corp., Term Loan, 7.08%, (3 mo. USD LIBOR + 4.75%), 11/3/23	181,345	153,690
LSC Communications, Inc., Term Loan, 7.869%, (1 week USD LIBOR + 5.50%), 9/30/22	155,600	152,877
ProQuest, LLC, Term Loan, 5.652%, (1 mo. USD LIBOR + 3.25%), 10/24/21	590,544	590,052
		1,754,976

Radio and Television - 2.1%
Entravision Communications Corporation, Term Loan, 5.08%, (3 mo. USD LIBOR + 2.75%), 11/29/24	407,917	393,640
iHeartCommunications, Inc., Term Loan, 5/1/26 (3)	675,000	676,687
Mission Broadcasting, Inc., Term Loan, 4.69%, (1 mo. USD LIBOR + 2.25%), 1/17/24	37,735	37,558
Nexstar Broadcasting, Inc., Term Loan, 4.652%, (1 mo. USD LIBOR + 2.25%), 1/17/24	188,949	188,064
		1,295,949

Retailers (Except Food and Drug) - 1.8%
Bass Pro Group, LLC, Term Loan, 7.402%, (1 mo. USD LIBOR + 5.00%), 9/25/24	246,241	235,697
BJ's Wholesale Club, Inc., Term Loan, 5.161%, (1 mo. USD LIBOR + 2.75%), 2/3/24	500,000	501,219
Coinamatic Canada Inc., Term Loan, 5/14/22 (3)	33,540	33,435
Hoya Midco, LLC, Term Loan, 5.902%, (1 mo. USD LIBOR + 3.50%), 6/30/24	195,286	193,333
LSF9 Atlantis Holdings, LLC, Term Loan, 8.419%, (1 mo. USD LIBOR + 6.00%), 5/1/23	142,787	133,506
		1,097,190

Steel - 2.6%
GrafTech Finance, Inc., Term Loan, 5.902%, (1 mo. USD LIBOR + 3.50%), 2/12/25	455,057	447,804
Phoenix Services International, LLC, Term Loan, 6.161%, (1 mo. USD LIBOR + 3.75%), 3/1/25	246,626	246,935
Zekelman Industries, Inc., Term Loan, 4.652%, (1 mo. USD LIBOR + 2.25%), 6/14/21	876,316	875,440
		1,570,179

Surface Transport - 0.5%
Agro Merchants NAI Holdings, LLC, Term Loan, 6.08%, (3 mo. USD LIBOR + 3.75%), 12/6/24	299,262	298,140

Telecommunications - 7.9%
CenturyLink, Inc., Term Loan, 5.152%, (1 mo. USD LIBOR + 2.75%), 1/31/25	838,982	820,367
Colorado Buyer, Inc., Term Loan, 5.42%, (1 mo. USD LIBOR + 3.00%), 5/1/24	395,336	369,392
Digicel International Finance Limited, Term Loan, 5.78%, (3 mo. USD LIBOR + 3.25%), 5/28/24	245,997	215,247
Intelsat Jackson Holdings S.A., Term Loan, 6.154%, (1 mo. USD LIBOR + 3.75%), 11/27/23	574,000	568,439
Level 3 Financing, Inc., Term Loan, 4.652%, (1 mo. USD LIBOR + 2.25%), 2/22/24	650,000	645,464
Plantronics, Inc., Term Loan, 4.902%, (1 mo. USD LIBOR + 2.50%), 7/2/25	400,000	398,250
SBA Senior Finance II, LLC, Term Loan, 4.41%, (1 mo. USD LIBOR + 2.00%), 4/11/25	688,182	680,171
Sprint Communications, Inc., Term Loan, 5.438%, (1 mo. USD LIBOR + 3.00%), 2/2/24	895,500	888,777
Syniverse Holdings, Inc., Term Loan, 7.401%, (1 mo. USD LIBOR + 5.00%), 3/9/23	246,875	228,874
		4,814,981

Utilities - 1.2%
Granite Acquisition, Inc., Term Loan, 5.83%, (3 mo. USD LIBOR + 3.50%), 12/19/21	493,538	494,515
USIC Holdings, Inc., Term Loan, 5.402%, (1 mo. USD LIBOR + 3.00%), 12/8/23	247,545	245,611
		740,126

Total Senior Floating Rate Loans (Cost $71,758,575)		70,330,700

	SHARES	VALUE ($)
EXCHANGE-TRADED FUNDS - 1.4%
Invesco Senior Loan ETF (4)	16,100	364,826
SPDR Blackstone / GSO Senior Loan ETF (4)	10,750	496,865

Total Exchange-Traded Funds (Cost $866,581)		861,691

	PRINCIPAL AMOUNT ($)	VALUE ($)
CORPORATE BONDS - 3.2%
Automotive - 0.0% (5)
Panther BF Aggregator 2 LP / Panther Finance Co., Inc., 6.25%, 5/15/26 (6)	25,000	26,031

Business Equipment and Services - 0.0% (5)
Allied Universal Holdco LLC / Allied Universal Finance Corp., 6.625%, 7/15/26 (6)(7)	25,000	25,469

Containers and Glass Products - 1.3%
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC, 5.125%, 7/15/23 (6)	750,000	765,937

Health Care - 1.9%
Avantor, Inc., 6.00%, 10/1/24 (6)	300,000	319,950
HCA, Inc., 5.25%, 4/15/25	750,000	832,429
		1,152,379

Total Corporate Bonds (Cost $1,903,511)		1,969,816

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.33%	728,548	728,548

Total Short Term Investment of Cash Collateral for Securities Loaned (Cost $728,548)		728,548

TOTAL INVESTMENTS (Cost $75,257,215) - 120.7%		73,890,755
Note Payable - (22.9%)		(14,000,000)
Other assets and liabilities, net - 2.2%		1,337,344
NET ASSETS - 100.0%		61,228,099

NOTES TO SCHEDULE OF INVESTMENTS
(1) Remaining maturities of senior floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. Senior floating rate loans generally pay interest at rates which are periodically re-determined at a spread above the London Interbank Offered Rate (“LIBOR”) or other short-term rates. The rate shown is the rate in effect at June 30, 2019. Senior floating rate loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or borrower prior to disposition of a senior floating rate loan.

(2) The stated interest rate represents the weighted average interest rate at June 30, 2019 of contracts within the loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

(3) This Senior Loan will settle after June 30, 2019, at which time the interest rate will be determined.
(4) All or a portion of this security was on loan at June 30, 2019. The aggregate market value of securities on loan at June 30, 2019 was $711,340 and the total market value of the collateral received by the Fund was $728,548, comprised of cash.

(5) Amount is less than 0.05%.
(6) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities amounts to $1,137,387, which represents 1.9% of the net assets of the Fund as of June 30, 2019.

(7) When-issued security.

Abbreviations:
LIBOR:	London Interbank Offered Rate
USD:	United States Dollar

U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of June 30, 2019, based on the inputs used to value them:

Assets	Level 1	Level 2	Level 3	Total
Senior Floating Rate Loans	$—	$70,330,700	$—	$70,330,700
Exchange-Traded Funds	861,691	—	—	861,691
Corporate Bonds	—	1,969,816	—	1,969,816
Short Term Investment of Cash Collateral for Securities Loaned	728,548	—	—	728,548
Total Investments	$1,590,239	$72,300,516	$—	$73,890,755

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.